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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-07562

              Morgan Stanley New York Quality Municipal Securities
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY NEW YORK QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                      COUPON   MATURITY
THOUSANDS                                                                                       RATE      DATE        VALUE
---------                                                                                     -------   --------   ------------
            TAX-EXEMPT MUNICIPAL BONDS (134.8%)
            NEW YORK (131.1%)

 $2,000     Battery Park City Authority, Ser 2003A                                             5.00%    11/01/24     $2,123,660
  4,000     Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA Insd)                    4.50     02/15/47      3,819,680
  1,000     Long Island Power Authority, Ser 2003 B                                            5.25     06/01/14      1,120,900
  1,705     Long Island Power Authority, New York, Ser 2004 A (AMBAC Insd)                     5.00     09/01/34      1,709,194
  1,000     Long Island Power Authority, Ser 2006 B                                            5.00     12/01/35      1,027,720
  2,000     Metropolitan Transportation Authority, Dedicated Tax Fund Refg
               Ser 2002 A (FSA Insd)                                                           5.25     11/15/24      2,152,980
  3,000     Metropolitan Transportation Authority, Transportation Ser 2003 A (FSA Insd)        5.00     11/15/25      3,158,880
  1,000     Montgomery County Industrial Development Agency, Hamilton Fulton Montgomery
                BOCES Ser 2004 A (XLCA Insd)                                                   5.00     07/01/34      1,012,540
    500     Nassau County Sewer & Storm Water Finance Authority, 2004 Ser B (MBIA Insd)        5.00     10/01/22        529,730
    500     Nassau County Sewer & Storm Water Finance Authority, 2004 Ser B (MBIA Insd)        5.00     10/01/23        527,390
  1,000     Nassau County Tobacco Settlement Corporation, Ser 2006                             0.00#    06/01/26        934,240
  1,000     New York City Cultural Resource Trust, Wildlife Conservation
                Society Ser 2004 (FGIC Insd)                                                   5.00     02/01/34      1,026,720
  2,000     New York City Health & Hospitals Corporation, 2003 Ser B (AMBAC Insd)              5.25     02/15/21      2,122,400
  2,000     New York City Industrial Development Agency, IAC/Interactive Corp Ser 2005         5.00     09/01/35      1,819,040
  1,500     New York City Industrial Development Agency, Queens Baseball
                Stadium Ser 2006 (AMBAC Insd)                                                  5.00     01/01/46      1,500,465
  2,000     New York City Industrial Development Agency, Terminal One Group
                Association Ser 2005 (AMT Insd)                                                5.50     01/01/24      2,085,860
  1,500     New York City Industrial Development Agency, Yankee Stadium
                Ser 2006 (FGIC Insd)                                                           5.00     03/01/46      1,500,450
  2,000     New York City Municipal Water Finance Authority, 2003 Ser A                        5.38     06/15/18      2,180,780
  5,000     New York City Municipal Water Finance Authority, 2005 Ser B (AMBAC Insd)           5.00     06/15/28      5,186,500
  1,000     New York City Transitional Finance Authority, New York, 2004  Ser C (MBIA Insd)    5.00     02/01/21      1,050,920
  1,000     New York City Transitional Finance Authority, Refg 2003 Ser D (MBIA Insd)          5.25     02/01/21      1,079,870
  1,500     New York City, New York,  2005 Ser G                                               5.00     12/01/23      1,579,020
  1,000     New York Counties Tobacco Trust IV, Ser 2005 A +                                   5.00     06/01/45        937,500
  2,000     New York Local Government Assistance Corporation, Ser 1993 C                       5.50     04/01/17      2,284,120
  2,500     New York State Dormitory Authority, Catholic Health  Long
                Island - St Francis Hospital Ser 2004                                          5.10     07/01/34      2,455,400
  1,000     New York State Dormitory Authority, Department of Health Ser 2004                  5.00     07/01/23      1,048,280
  3,000     New York State Dormitory Authority, Hospital - FHA Insured Mtge 2004
                Ser A (FSA Insd)                                                               5.25     08/15/19      3,268,920
  4,000     New York State Dormitory Authority, Memorial Sloan-Kettering Cancer
                Center 2003 Ser I                                                              5.00     07/01/34      4,091,200

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
  2,000     New York State Dormitory Authority, Montefiore Hospital  - FHA Insured
                Mtge Ser 2004 (FGIC Insd)                                                      5.00     08/01/29      2,058,880
  1,000     New York State Dormitory Authority, New York School Districts
                2002 Ser D (MBIA Insd)                                                         5.00     10/01/30      1,017,830
  1,795     New York State Dormitory Authority, New York School Districts 2003 Ser A           5.25     07/01/20      1,940,862
  1,000     New York State Dormitory Authority, Winthrop South Nassau University Health
                Ser 2003 B                                                                     5.50     07/01/23      1,033,720
  1,500     New York State Energy & Research Development Authority, Brooklyn
                Union Gas Co. 1991 Ser D (AMT) (MBIA Insd)                                     8.072++   04/01/20      1,571,640
  1,940     New York State Environmental Facilities Corporation, Clean Water Ser 2003 B        5.00     12/15/22      2,052,908
  2,160     New York State Housing Finance Agency, 1996 Ser A Refg (FSA Insd)                  6.10     11/01/15      2,179,764
  1,000     New York State Mortgage Agency Homeowner Ser 143 (AMT)                             4.90     10/01/37        959,930
  2,500     New York State Thruway Authority, Personal Income Tax Transportation
                Ser 2003 A (MBIA Insd)                                                         5.00     03/15/21      2,656,275
  1,000     Niagara Falls City School District, Ser 2005 COPs (FSA Insd)                       5.00     06/15/28      1,035,780
  1,000     Niagara Falls Public Water Authority, Ser 2005 (XLCA Insd)                         5.00     07/15/26      1,036,160
  1,500     Sales Tax Asset Receivable Corporation, 2005 Ser A (AMBAC Insd)                    5.00     10/15/29      1,559,175
  1,000     Suffolk County Industrial Development Agency, Jeffersons Ferry Ser 2006            5.00     11/01/28        941,440
  1,000     Tobacco Settlement Financing Corporation, New York, State Contingency
                Ser 2003 B-1C                                                                  5.50     06/01/21      1,080,570
  1,000     Triborough Bridge & Tunnel Authority, Refg Ser 2002 E (MBIA Insd)                  5.00     11/15/32      1,016,950
  1,500     Triborough Bridge & Tunnel Authority, Ser 2003 A (AMBAC Insd)                      5.00     11/15/28      1,537,755
  1,000     TSASC Inc, Tobacco Settlement Ser 2006-1                                           5.13     06/01/42        964,120
  1,000     Westchester Tobacco Asset Securization Corporation, Ser 2005                       5.13     06/01/45        957,510
                                                                                                                   ------------
                                                                                                                     78,935,628
                                                                                                                   ------------
            PUERTO RICO (3.4%)
  1,000     Puerto Rico Electric Power Authority, Power Ser DD (FSA Insd)                      4.50     07/01/19      1,010,120
  1,000     Puerto Rico, Public Impr Refg Ser 1999                                             5.25     07/01/16      1,070,100
                                                                                                                   ------------
                                                                                                                      2,080,220
                                                                                                                   ------------
            TOTAL TAX-EXEMPT MUNICIPAL BONDS
            (Cost $79,618,754)                                                                                       81,015,848
                                                                                                                   ------------

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
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.5%)
            NEW YORK
    500     Nassau County Industrial Development Authority, Cold Spring
                Harbor Laboratory Ser 1999 (Demand 02/01/08)                                   1.60     01/01/34        500,000
  1,600     New York, New York Demand 02/01/08                                                 2.45     08/15/23      1,600,000
                                                                                                                   ------------
            TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Cost $2,100,000)                                                                                         2,100,000
                                                                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $81,718,754) (a) (b)                                                                     138.3%    83,115,848
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                             1.6        972,739
            PREFERRED SHARES OF BENEFICIAL INTEREST                                                        (39.9)   (24,000,000)
                                                                                                        --------   ------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                   100.0%  $ 60,088,587
                                                                                                        ========   ============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

FHA  Federal Housing Authority.

++ Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in an inverse floating rate municipal obligations have a total value of $1,571,640 which represents 2.6 % of net assets applicable to common shareholders.

+ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $67,793.

# Security is a "step-up" bond where the coupon increases on a predetermined future date.

*    Current coupon of variable rate demand obligation.

(a) Securities have been designated as collateral in an amount equal to $45,811,131 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

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Bond Insurance:

AMBAC   Ambac Assurance Corporation.

FGIC    Financial Guaranty Insurance Company.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

XLCA    XL Capital Assurance Inc.

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FUTURES CONTRACTS OPEN AT JANUARY 31, 2008:

                                                                           UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT          MONTH AND YEAR         AMOUNT AT VALUE   (DEPRECIATION)
---------   ----------   ---------------------------   ---------------   --------------
     3         Long      U.S. Treasury Notes 5 Year
                            June 2008                       $337,734          ($430)
    29         Long      U.S. Treasury Notes 5 Year
                            March 2008                     3,277,000         57,011
   105         Long      Swap Futures 10 Year
                            March 2008                    11,951,954        233,408
    64         Long      U.S. Treasury Notes 2 Year
                            March 2008                    13,646,001        150,735
   145         Short     U.S. Treasury Notes 10 Year
                            March 2008                   (16,924,219)      (291,650)
     4         Short     U.S. Treasury Bond
                            March 2008                      (477,250)        (2,759)
                                                                          ---------
                         Net Unrealized Appreciation                      $ 146,315
                                                                          =========

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Quality Municipal Securities


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008


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